Risk Management and Fair Values (Tables)	12 Months Ended
Mar. 31, 2026
Risk Management and Fair Values [Abstract]
Schedule of Subsidiaries are not Subject to Externally Imposed Capital Requirements

The Company and its subsidiaries are not subject to externally imposed capital requirements.

	March 31, 2026	March 31, 2025
Total loans	$877,904	$1,875,355
Less: cash and cash equivalents	(221,841)	(748,721)
Net debt	656,063	1,126,634
Total equity	$9,628,123	$4,989,769
Gearing ratio	7%	23%

Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities

As at March 31, 2026

	Within 1 year	Over 1 year	Total
Bank loans	$877,904	$-	$877,904
Lease liability	314,985	65,275	380,260
Trade and other payables	873,941	-	873,941
Income tax payable	17,188	-	17,188
Related parties payables	$984,368	$-	$984,368
Total	$3,068,386	$65,275	$3,133,661